                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                            May, 2006
Payment Date                                                                 6/15/2006
Transaction Month                                                                    4

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                WEIGHTED AVG REMAINING
                         DOLLAR AMOUNT      # OF RECEIVABLES        TERM AT CUTOFF
                       -----------------   ------------------   ----------------------
Initial Pool Balance   $3,164,999,892.01              187,903                52 months
Original Securities:       DOLLAR AMOUNT   NOTE INTEREST RATE     LEGAL FINAL MATURITY
Class A-1 Notes        $  540,000,000.00               4.7248%       November 15, 2006
Class A-2 A Notes      $  500,000,000.00                5.040%      September 15, 2008
Class A-2 B Notes      $  549,951,000.00                5.091%      September 15, 2008
Class A-3 Notes        $  901,239,000.00                5.050%          March 15, 2010
Class A-4 Notes        $  316,809,000.00                5.070%       December 15, 2010
Class B Notes          $   88,674,000.00                5.290%          April 15, 2011
Class C Notes          $   59,116,000.00                5.480%      September 15, 2011
Class D Notes          $   59,116,000.00                7.210%         August 15, 2012
                       -----------------
   Total               $3,014,905,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                $ 15,747,856.15

PRINCIPAL:
   Principal Collections                                               $ 67,106,470.36
   Prepayments in Full                                                 $ 48,829,430.41
   Liquidation Proceeds                                                $    931,368.25
   Recoveries                                                          $     16,319.40
                                                                       ---------------
      SUB TOTAL                                                        $116,883,588.42
                                                                       ---------------
COLLECTIONS                                                            $132,631,444.57

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                               $    250,437.76
   Purchase Amounts Related to Interest                                $      2,232.03
                                                                       ---------------
      SUB TOTAL                                                        $    252,669.79

Clean-up Call                                                          $          0.00
                                                                       ---------------
AVAILABLE COLLECTIONS                                                  $132,884,114.36

Reserve Account Draw Amount                                            $          0.00
Net Swap Receipt - Tranche A-2b                                        $    107,844.32
                                                                       ---------------
AVAILABLE FUNDS                                                        $132,991,958.68

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       May, 2006
Payment Date                                                                                            6/15/2006
Transaction Month                                                                                               4

III. DISTRIBUTIONS

                                                                                      CARRYOVER      REMAINING
AVAILABLE FUNDS                     CALCULATED AMOUNT     AMOUNT PAID     SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                     -----------------   ---------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses       $         0.00    $          0.00     $0.00       $0.00     $132,991,958.68
Indenture Trustee Fees and            $         0.00    $          0.00     $0.00       $0.00     $132,991,958.68
Servicing Fee                         $ 2,322,536.26    $  2,322,536.26     $0.00       $0.00     $130,669,422.42
Net Swap Payment - Tranche A-2 B      $         0.00    $          0.00     $0.00       $0.00     $130,669,422.42
Interest - Class A-1 Notes            $   631,666.58    $    631,666.58     $0.00       $0.00     $130,037,755.84
Interest - Class A-2 A Notes          $ 2,100,000.00    $  2,100,000.00     $0.00       $0.00     $127,937,755.84
Interest - Class A-2 B Notes          $ 2,410,764.13    $  2,410,764.13     $0.00       $0.00     $125,526,991.71
Interest - Class A-3 Notes            $ 3,792,714.13    $  3,792,714.13     $0.00       $0.00     $121,734,277.58
Interest - Class A-4 Notes            $ 1,338,518.03    $  1,338,518.03     $0.00       $0.00     $120,395,759.55
Swap Termination Payment              $         0.00    $          0.00     $0.00       $0.00     $120,395,759.55
First Priority Principal Payment      $         0.00    $          0.00     $0.00       $0.00     $120,395,759.55
Interest - Class B Notes              $   390,904.55    $    390,904.55     $0.00       $0.00     $120,004,855.00
Second Priority Principal Payment     $21,567,796.46    $ 21,567,796.46     $0.00       $0.00     $ 98,437,058.54
Interest - Class C Notes              $   269,963.07    $    269,963.07     $0.00       $0.00     $ 98,167,095.47
Third Priority Principal Payment      $59,116,000.00    $ 59,116,000.00     $0.00       $0.00     $ 39,051,095.47
Interest - Class D Notes              $   355,188.63    $    355,188.63     $0.00       $0.00     $ 38,695,906.84
Reserve Account Deposit               $         0.00    $          0.00     $0.00       $0.00     $ 38,695,906.84
Regular Principal Payment             $74,571,090.56    $ 38,695,906.84     $0.00       $0.00     $          0.00
Additional Trustee Fees and           $         0.00    $          0.00     $0.00       $0.00     $          0.00
Residual Released to Depositor        $         0.00    $          0.00     $0.00       $0.00     $          0.00
                                                        ---------------
TOTAL                                                   $132,991,958.68

PRINCIPAL PAYMENT:

First Priority Principal Payment                                                                 $          0.00
Second Priority Principal Payment                                                                $ 21,567,796.46
Third Priority Principal Payment                                                                 $ 59,116,000.00
Regular Principal Payment                                                                        $ 38,695,906.84
                                                                                                 ---------------
TOTAL                                                                                            $119,379,703.30

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL            NOTEHOLDER INTEREST
                               PAYMENTS                         PAYMENTS                    TOTAL PAYMENT
                     ----------------------------     ---------------------------    ----------------------------
                                       PER $1,000                      PER $1,000                      PER $1,000
                                           OF                              OF                              OF
                                        ORIGINAL                        ORIGINAL                        ORIGINAL
                         ACTUAL          BALANCE          ACTUAL         BALANCE          ACTUAL         BALANCE
                     ---------------   ----------     --------------   ----------    ---------------   ----------
Class A-1 Notes      $119,379,703.30     $221.07      $   631,666.58      $1.17      $120,011,369.88     $222.24
Class A-2 A Notes    $          0.00     $  0.00      $ 2,100,000.00      $4.20      $  2,100,000.00     $  4.20
Class A-2 B Notes    $          0.00     $  0.00      $ 2,410,764.13      $4.38      $  2,100,000.00     $  4.20
Class A-3 Notes      $          0.00     $  0.00      $ 3,792,714.13      $4.21      $  3,792,714.13     $  4.21
Class A-4 Notes      $          0.00     $  0.00      $ 1,338,518.03      $4.23      $  1,338,518.03     $  4.23
Class B Notes        $          0.00     $  0.00      $   390,904.55      $4.41      $    390,904.55     $  4.41
Class C Notes        $          0.00     $  0.00      $   269,963.07      $4.57      $    269,963.07     $  4.57
Class D Notes        $          0.00     $  0.00      $   355,188.63      $6.01      $    355,188.63     $  6.01
                     ---------------     -------      --------------      -----      ---------------     -------
TOTAL                $119,379,703.30     $ 39.60      $11,289,719.12      $3.74      $130,669,422.42     $ 43.34

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                            May, 2006
Payment Date                                                                                                 6/15/2006
Transaction Month                                                                                                    4

V. NOTE BALANCE AND POOL INFORMATION

                         BEGINNING OF                       END OF PERIOD
                        PERIOD BALANCE     NOTE FACTOR         BALANCE         NOTE FACTOR
                      -----------------    -----------    -----------------    -----------
Class A-1 Notes       $  155,254,887.02     0.2875091     $   35,875,183.72     0.0664355
Class A-2 A Notes     $  500,000,000.00     1.0000000     $  500,000,000.00     1.0000000
Class A-2 B Notes     $  549,951,000.00     1.0000000     $  549,951,000.00     1.0000000
Class A-3 Notes       $  901,239,000.00     1.0000000     $  901,239,000.00     1.0000000
Class A-4 Notes       $  316,809,000.00     1.0000000     $  316,809,000.00     1.0000000
Class B Notes         $   88,674,000.00     1.0000000     $   88,674,000.00     1.0000000
Class C Notes         $   59,116,000.00     1.0000000     $   59,116,000.00     1.0000000
Class D Notes         $   59,116,000.00     1.0000000     $   59,116,000.00     1.0000000
                      -----------------     ---------     -----------------     ---------
TOTAL                 $2,630,159,887.02     0.8723857     $2,510,780,183.72     0.8327892

POOL INFORMATION

Weighted Average APR                                                          6.612%              6.604%
Weighted Average Remaining Term                                               49.73               49.01
Number of Receivables Outstanding                                           170,379             164,349
Pool Balance                                                      $2,787,043,507.86   $2,669,434,126.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)                $2,600,687,970.51   $2,490,360,090.56
Pool Factor                                                               0.8805825           0.8434231

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                              $ 15,824,999.46
Targeted Credit Enhancement Amount                                                                     $ 26,694,341.26
Yield Supplement Overcollateralization Amount                                                          $179,074,035.60
Targeted Overcollateralization Amount                                                                  $189,943,377.40
Actual Overcollateralization Amount (EOP Pool
   Balance -EOP Note Balance)                                                                          $158,653,942.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                       $15,824,999.46
Reserve Account Deposits Made                                                                                     0.00
Reserve Account Draw Amount                                                                                       0.00
                                                                                                        --------------
Ending Reserve Account Balance                                                                          $15,824,999.46
Change in Reserve Account Balance                                                                       $         0.00
Specified Reserve Balance                                                                               $15,824,999.46

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                           May, 2006
Payment Date                                                                6/15/2006
Transaction Month                                                                   4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                       # OF RECEIVABLES      AMOUNT
                                                       ----------------   -----------
Realized Loss                                                       948   $491,674.92
(Recoveries)                                                          6   $ 16,319.40
                                                                          -----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                  $475,355.52
Cumulative Net Losses Last Collection                                     $451,418.92
                                                                          -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                          $926,774.44
Ratio of Net Losses for Current Collection Period to
   Beginning of Period Pool Balance (annualized)                                 0.20%

DELINQUENT RECEIVABLES:

                                    % OF EOP POOL   # OF RECEIVABLES       AMOUNT
                                    ------------    ----------------   --------------
31-60 Days Delinquent                   0.81%             1,266        $21,582,015.11
61-90 Days Delinquent                   0.05%                80        $ 1,378,168.72
91-120 Days Delinquent                  0.01%                 9        $   180,121.71
Over 120 Days Delinquent                0.00%                 5        $    80,080.69
                                        ----              -----        --------------
TOTAL DELINQUENT RECEIVABLES            0.83%             1,360        $23,220,386.23

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                  83         $1,304,170.26
Total Repossesed Inventory                                   88         $1,653,868.97

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:

Second Preceding Collection Period                                             0.0620%
Preceding Collection Period                                                    0.1216%
Current Collection Period                                                      0.2091%
Three Month Average                                                            0.1309%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:

Second Preceding Collection Period                                             0.0244%
Preceding Collection Period                                                    0.0311%
Current Collection Period                                                      0.0572%
Three Month Average                                                            0.0376%